SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED
                                     FUNDS

                        FRANKLIN MUTUAL SERIES FUND INC.
                       Mutual Beacon Fund - Class A,B,C,Z
                 Mutual Discovery Fund - Class A,B,C,Z
                  Mutual European Fund - Class A,B,C,Z
             Mutual Financial Services Fund - Class A,B,C,Z
                 Mutual Qualified Fund - Class A,B,C,Z
                       Mutual Shares Fund - Class A,B,C,Z
                   TEMPLETON GLOBAL INVESTMENT TRUST
   Templeton International (Ex EM) Fund - Class A,C and Advisor Class
           TEMPLETON GLOBAL OPPORTUNITIES TRUST - CLASS A,B,C
               FRANKLIN GROWTH AND GROWTH AND INCOME FUND
                         Class A,B,C, and Advisor Class

I. PORTFOLIO MANAGERS

The following funds have changed their portfolio management teams. The new teams are noted below:

 (A) FRANKLIN MUTUAL SERIES FUND

 The following persons are responsible for the Funds' portfolio management:

 JEFF DIAMOND, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
 Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond is the portfolio manager with primary responsibility for the investments of Mutual Financial Services Fund and shares primary responsibility for the investments of Mutual Qualified Fund.

 MATTHEW HAYNES, VICE PRESIDENT OF FRANKLIN MUTUAL
 Mr. Haynes has been a portfolio manager for Mutual Beacon Fund since August 2001 and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He was also co-manager of two global equity mutual funds.

 PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
 Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

 SUSAN POTTO, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
 Ms. Potto has been a member of the management team of the Funds since 2000, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996,
 Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the Funds' former manager.

 TIMOTHY RANKIN CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
 Mr. Rankin has been an assistant portfolio manager for Mutual
 Discovery Fund since May 2001 and Mutual Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

 DEBBIE TURNER CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
 Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments in 1996. Prior to November 1996, Ms. Turner was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

 DAVID J. WINTERS CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Shares Fund and Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund and Mutual European Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

 (B) TEMPLETON GLOBAL INVESTMENT TRUST (TEMPLETON INTERNATIONAL (EX EM) FUND)

 The Fund's lead portfolio manager is:

 LISA F. MYERS, PORTFOLIO MANAGER OF GLOBAL ADVISORS
 Ms. Myers has been a manager of the Fund since January 2002. She joined Franklin Templeton Investments in 1996. Previously, she was an attorney with Wilkie, Farr & Gallagher.

 The following individual has secondary portfolio management responsibilities:

 JEFFREY A. EVERETT, CFA, PRESIDENT AND DIRECTOR OF GLOBAL ADVISORS
 Mr. Everett has been a manager of the Fund since 1996. He joined Franklin Templeton Investments in 1989.

 (C) TEMPLETON GLOBAL OPPORTUNITIES TRUST

 The Fund's lead portfolio manager is:

 GUANG YANG CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
 Mr. Yang has been a manager of the Fund since January 2001. He joined Franklin Templeton Investments in 1995.

 The  following   individuals   have  secondary   portfolio   management
 responsibilities:

 MARK R. BEVERIDGE CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
 Mr. Beveridge has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1985.

 WILLIAM T. HOWARD, Jr. CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL Mr. Howard has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1993.

II. FUND NAME CHANGE AND DIVIDEND FREQUENCY CHANGE:

The following changes apply to the Franklin Growth and Income Fund:
 (a) Effective May 1, 2002, the Fund will change its name to "Franklin Capital Growth Fund."
 (b) The first paragraph of the section "Distribution and Taxes -
 Income and Capital Gain Distributions" on page 12 of the prospectus is replaced with the following:

 The Fund intends to pay an income dividend from its net investment income at least annually. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

            Please keep this supplement for future reference

April 1, 2002